Stockholders’ Equity (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended
	Sep. 24, 2025	Dec. 31, 2024	Dec. 24, 2024	Sep. 30, 2025	Sep. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorised		1,000		2,000,000,000	2,000,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Formation costs			$ 1,594
Common stock, shares issued		100		500,000	500,000
Common stock, shares outstanding		100		500,000	500,000
Preferred stock, shares authorized		100,000,000		100,000,000	100,000,000
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
Value of shares repurchased and retired	$ 1,594
Number of shares issued, value		$ 1,594			$ 50,000
BTCS Equity Partners LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				400,000
Number of shares issued, value				$ 40,000
Sole Officer and Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				100,000
Number of shares issued, value				$ 10,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		100	100		500,000
Number of shares repurchased and retired	100
Number of shares issued, value		$ 0			$ 500